Financial Instruments and Fair Value Measurements - Summary of Activity for Liabilities with Level 3 Inputs (Details) - Level 3 - Contingent consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ (20,650)	$ (18,359)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Additions from Acquisitions	(18,003)	0
Changes in estimated fair value	(4,100)	2,291
Cash payments	11,800	0
Balance	$ (22,753)	$ (20,650)